Basis of Preparation and Presentation	12 Months Ended
Dec. 31, 2018
Basis Of Preparation And Presentation [Abstract]
Basis of Preparation and Presentation
2.	BASIS OF PREPARATION AND PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved for issuance by the Board of Directors on April 1, 2019.

These consolidated financial statements are expressed in US dollars, the Company’s presentation currency, and have been prepared on a historical cost basis. The accounting policies set out in Note 3 have been applied consistently to all years presented in these consolidated financial statements, unless otherwise stated.

As authorized by its shareholders, the Company implemented a consolidation of its outstanding common shares effective from November 8, 2017 on the basis of one new common share for every five outstanding common shares. The share consolidation affected all issued and outstanding common shares, stock options, restricted share units, deferred share units and warrants. All information relating to basic and diluted earnings per share, issued and outstanding common shares, stock options (note 9), restricted share units (note 9), deferred share units (note 9), warrants (note 9), and per share amounts in these consolidated financial statements have been adjusted retrospectively to reflect the share consolidation.